EXIT and DISPOSAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
EXIT and DISPOSAL ACTIVITIES [Abstract]
Schedule of Operating Results Reported as Discontinued Operations

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The operating results reported as discontinued operations for the years ended December 31, 2011, 2012 and 2013, are summarized as follows:

	Year ended December 31,
	2011	2012	2013
Revenues	$29,082,384	$6,454,830	$-
Operating costs and expenses	(36,943,483)	(9,946,357)	-
Loss from discontinued operations before income taxes	(7,861,099)	(3,491,527)	-
Income tax benefit	2,003,289	-	-
Loss from discontinued operations	$(5,857,810)	$(3,491,527)	$-